Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Numerator for diluted net income per common share	$ 87,767	$ 568,982
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(5,433)	(4,314)
Equity-settled expense	(4,807)	(4,769)
Numerator for diluted net income per common share	$ 77,527	$ 559,899